Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Deferred tax assets and liabilities
Schedule of deferred tax assets and liabilities

(€ million)	December 31, 2021	December 31, 2020
Deferred tax liabilities before offsetting	10,668	8,581
Deferred tax assets available for offset	(5,833)	(3,057)
Deferred tax liabilities	4,835	5,524
Deferred tax assets before offsetting (net of accumulated write-down provisions)	8,546	7,166
Deferred tax liabilities available for offset	(5,833)	(3,057)
Deferred tax assets	2,713	4,109

Schedule of significant temporary differences to net deferred tax liabilities

The most significant temporary differences giving rise to net deferred tax assets and liabilities are disclosed below:

	Carrying	Carrying
	amount at	amount at
	December 31,	December 31,
(€ million)	2021	2020
Deferred tax liabilities
Accelerated tax depreciation	7,346	6,171
Leasing	1,076	1,089
Derivative financial instruments	916	27
Difference between the fair value and the carrying amount of assets acquired	408	415
Site restoration and abandonment (tangible assets)	166	199
Application of the weighted average cost method in evaluation of inventories	87	56
Other	669	624
	10,668	8,581
Deferred tax assets, gross
Carry-forward tax losses	(7,374)	(6,983)
Site restoration and abandonment (provisions for contingencies)	(2,400)	(2,211)
Timing differences on depreciation and amortization	(2,354)	(2,206)
Impairment losses	(1,417)	(1,213)
Accruals for impairment losses and provisions for contingencies	(1,095)	(1,371)
Leasing	(1,091)	(1,113)
Derivative financial instruments	(343)	(2)
Over/Under lifting	(219)	(211)
Employee benefits	(155)	(213)
Unrealized intercompany profits	(71)	(117)
Other	(631)	(591)
	(17,150)	(16,231)
Accumulated write-downs of deferred tax assets	8,604	9,065
Deferred tax assets, net	(8,546)	(7,166)

Schedule of changes in deferred tax liabilities and assets

The following table summarizes the changes in deferred tax liabilities and assets:

			Accumulated	Deferred tax
	Deferred tax	Deferred tax	write-downs of	assets, net of
(€ million)	liabilities, gross	assets, gross	deferred tax assets	impairments
Carrying amount at December 31, 2020	8,581	(16,231)	9,065	(7,166)
Additions	1,977	(1,783)	270	(1,513)
Deductions	(765)	1,804	(863)	941
Currency translation differences	683	(682)	186	(496)
Other changes	192	(258)	(54)	(312)
Carrying amount at December 31, 2021	10,668	(17,150)	8,604	(8,546)

Carrying amount at December 31, 2019	9,583	(15,767)	6,744	(9,023)
Additions	960	(2,649)	2,638	(11)
Deductions	(1,326)	1,357	(130)	1,227
Currency translation differences	(725)	742	(192)	550
Other changes	89	86	5	91
Carrying amount at December 31, 2020	8,581	(16,231)	9,065	(7,166)